Employee Benefit Plan, Master Trust (Details) - XCEL NMC SRP - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
EBP, Interest in Master Trust, Percentage	1.90%	1.90%
EBP, Investment, Fair Value	$ 221,252,612	$ 199,793,509
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 221,252,612	$ 199,793,509
EBP, Nonconsolidated, Plan Interest in Master Trust, Approximate Shares	69,373	76,711
EBP, Interest in Master Trust income (in percentage)	1.90%
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Other Investment Income (Loss)	$ 208,553
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	487,540
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Investment Income (Loss), after Investment Expense	696,093
Total interest, dividend, and other income, Master Trust	11,114,085
Realized and unrealized gain in Xcel Energy Stock Fund, Master Trust	25,406,563
Total Master Trust net income, Master Trust	$ 36,520,648
EBP, Master Trust
The Master Trust is an investment vehicle consisting of Xcel Energy Inc. common stock and a small amount of cash to ensure daily liquidity. The Master Trust pools the stock investment from all four Xcel Energy Inc. sponsored 401(k) plans to reduce administrative and investment expenses. The value of the Plan's interest in the Master Trust is based on the beginning of the year value of the Plan's interest in the Master Trust, plus actual contributions, transfers and allocated investment income or loss, less actual distributions and allocated administrative expenses. Investment income or loss and administrative expenses related to the Master Trust are allocated to the individual plans based upon the daily valuation of the balances invested by each plan.
The net change in value from participation in the Master Trust is reported as one line item in the accompanying Statement of Changes in Net Assets Available for Benefits and the Plan’s interest in the Master Trust is reported as a single line item in the accompanying Statements of Net Assets Available for Benefits.
A summary of the Plan's interest in the Master Trust as of Dec. 31, 2025 and 2024 are summarized below:

	Dec. 31, 2025	Dec. 31, 2024
Interest in Master Trust (in approximate shares)	69,373	76,711
Interest in Master Trust (in percentage)	1.9%	1.9%

A summary of the Plan's interest in Master Trust income for the year ended Dec. 31, 2025:

Dec. 31, 2025
Interest in Master Trust income (in percentage)	1.9%
A summary of the net assets of the Master Trust and the Plan's interest in Master Trust as of Dec. 31, 2025 and 2024 are summarized below:

	Dec. 31, 2025
	Master Trust Balances	Plan's Interest in Master Trust Balances
Investment at fair value:
Xcel Energy Stock Fund	$277,642,481	$5,163,440

	Dec. 31, 2024
	Master Trust Balances	Plan's Interest in Master Trust Balances
Investment at fair value:
Xcel Energy Stock Fund	$278,281,843	$5,179,540
Master Trust and Plan's interest in Master Trust income for the year ended Dec. 31, 2025 are as follows:

	Dec. 31, 2025
	Master Trust Balances	Plan's Interest in Master Trust Balances
Total interest, dividend, and other income	$11,114,085	$208,553
Realized and unrealized gain in Xcel Energy Stock Fund	25,406,563	487,540
Total Master Trust net income	$36,520,648	$696,093

EBP, Employer, Common Stock Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	$ 277,642,481	$ 278,281,843
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 5,163,440	$ 5,179,540